Segment Information - Summary of Disaggregated Revenue from Contracts with Customers (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)		Mar. 31, 2017 INR (₨)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	₨ 900,750	$ 13,024
Revenue from contingent rents (Refer Note 33)	16,724	242	₨ 15,556		₨ 14,317
Gains/ (losses) on provisionally priced contracts	(8,462)	(122)
Total revenue	909,012	13,144	₨ 909,549	[1]	₨ 714,644
Oil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	126,430	1,828
Gas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	5,270	76
Zinc Metal [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	172,046	2,488
Lead Metal [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	37,575	543
Silver Metal & Bars [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	25,829	373
Iron Ore [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	6,911	100
Metallurgical Coke [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	532	8
Pig Iron [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	20,612	298
Copper Products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	92,931	1,344
Aluminium Products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	280,730	4,059
Power [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	47,839	692
Steel Products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	41,859	605
Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	₨ 42,186	$ 610

[1]	Restated (Refer Note 2(b))